Financial instruments and risk management - Notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories (Details)
€ in Millions, £ in Millions, $ in Millions
	Jun. 30, 2021 EUR (€) USD_per_Metric_Tonnes $ / bushel	Jun. 30, 2021 GBP (£) USD_per_Metric_Tonnes $ / bushel	Jun. 30, 2021 USD ($) USD_per_Metric_Tonnes $ / bushel	Jun. 30, 2020 GBP (£) $ / gallon $ / bushel
Disclosure of detailed information about financial instruments [line items]
Notional amounts	€ 900		$ 1,000
Net investment hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts		£ 11
Net investment hedges | Foreign exchange risk | Turkish lira | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	11.86	11.86	11.86
Net investment hedges | Foreign exchange risk | Turkish lira | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	12.22	12.22	12.22
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts		£ 1,475		£ 1,667
Cash flow hedges | Foreign currency debt risk | US dollar | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.22	1.22	1.22	1.22
Cash flow hedges | Foreign currency debt risk | US dollar | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.88	1.88	1.88	1.88
Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts		£ 1,303		£ 1,428
Cash flow hedges | Foreign currency exchange risk | US dollar | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.19	1.19	1.19	1.19
Cash flow hedges | Foreign currency exchange risk | US dollar | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.42	1.42	1.42	1.36
Cash flow hedges | Foreign currency exchange risk | Euro | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.07	1.07	1.07	1.06
Cash flow hedges | Foreign currency exchange risk | Euro | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.16	1.16	1.16	1.18
Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts		£ 93		£ 133
Cash flow hedges | Commodity price risk | Minimum | Corn
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel	3.63	3.63	3.63	3.45
Cash flow hedges | Commodity price risk | Minimum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	1,631	1,631	1,631
Cash flow hedges | Commodity price risk | Minimum | Fuel Oil
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / gallon				1.11
Cash flow hedges | Commodity price risk | Maximum | Corn
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel	5.17	5.17	5.17	4.04
Cash flow hedges | Commodity price risk | Maximum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	2,421	2,421	2,421
Cash flow hedges | Commodity price risk | Maximum | Fuel Oil
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / gallon				1.87
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts		£ 4,646		£ 6,092
Fair value hedges | Interest rate risk | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	(0.0001)	(0.0001)	(0.0001)	(0.0001)
Fair value hedges | Interest rate risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0309	0.0309	0.0309	0.0483